Equity Investments	6 Months Ended
Mar. 31, 2026
Equity Investments [Abstract]
EQUITY INVESTMENTS

8. EQUITY INVESTMENTS

Equity investments consist of the following:

		September 30	As of March 31,
Investees:	Invested shares or percentage	2025	2026	2026
		RMB	RMB	US$
Equity securities in public companies:
Direct Booking Technology Co., Ltd.	716,667 shares	-	17,450,798	2,529,834
Equity securities in private companies:
Lanzhi Yunchuang Technology Beijing Co., Ltd.	17%	-	10,000,000	1,449,696
Zhi Ding Group Co., Limited	20%	-	13,796,000	2,000,000
Total		-	41,246,798	5,979,530

The movement of equity securities in public companies are as below:

	September 30,	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Direct Booking Technology Co., Ltd.:
Original investment cost	—	12,050,492	1,746,954
Revaluation gain	—	5,673,782	822,526
Foreign currency translation variance	—	(273,476)	(39,646)
Fair value of the investment securities as of period end	—	17,450,798	2,529,834